Employee Benefits and Other Expenses, Expenses Not Otherwise Shown Separately In Financial Statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses Not Otherwise Shown Separately In Financial Statement [Abstract]
Operating losses	$ 5,492	$ 1,608	$ 1,871
Outside professional services	3,813	3,138	2,665
Contract services	1,369	1,203	978
Operating leases	1,351	1,329	278
Cardholder rewards and rebates	1,201	1,047	863
Outside data processing	$ 891	$ 888	$ 985